Discontinued Operations - Brewery and Micro-brewing Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations - Brewery and Micro-brewing Operations

NOTE 11 – DISCONTINUED OPERATIONS – BREWERY AND MICRO-BREWING OPERATIONS

On October 1, 2015 (the "Closing Date"), the Company entered into an asset purchase agreement ("APA") whereby it sold its assets and various liabilities related to its brewery and micro-brewing operations to AMBREW (the "Sale".) Under the terms of the APA, the assets sold consisted of accounts receivable, inventories, prepaid assets and property and equipment. The liabilities consisted of brewing-related contracts held by the Company, liabilities related to inventory as well as lease obligations.

The Company recognized the sale of its brewery and micro-brewing operations as a discontinued operation, in accordance with Accounting Standards Update (ASU) 2014-08, "Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity."

The following table provides income and expense of discontinued operations for the three and six months ended September 30, 2015 (Successor):

	Three Months Ended	Six Months Ended
	September 30, 2015	September 30, 2015

Revenues	$262,194	$510,216
Cost of goods sold	203,887	366,852
Gross profit	58,307	143,364
Operating expenses	-	-
Income from operations	58,307	143,364
Interest expense	(7,665)	(9,550)
Income from discontinued operations	$50,642	$133,814

NOTE 3 – DISCONTINUED OPERATIONS – BREWERY AND MICRO-BREWING OPERATIONS

On October 1, 2015 (the “Closing Date”), the Company entered into an APA whereby it sold its assets and various liabilities related to its brewery and micro-brewing operations to AMBREW (the “Sale”.) On the Closing Date, the parties executed all documents related to the Sale. Under the terms of the APA, the assets sold consisted of accounts receivable, inventories, prepaid assets and property and equipment. The liabilities consisted of brewing-related contracts held by the Company, liabilities related to inventory as well as lease obligations. The Sale price was paid in cash of $395,650 and assumed debt owed to a third party related to three equipment financing agreements and various capital lease arrangements (See Note 8.)

The Sale is subject to customary closing conditions, namely that the Washington State Liquor and Cannabis Board (“WSLCB”) shall have approved AMBREW’s assumption of the Company’s WSLCB license and issued a corresponding license in AMBREW’s name to operate the assets of the business from and after the Closing Date (the “WSLCB Condition”). The parties intend, to the maximum extent possible, provided that the conditions to Sale have occurred, including specifically the WSLCB Condition, that the benefits and obligations of ownership and operation of the assets of the business shall accrue to AMBREW beginning as of the Closing Date. As of April 5, 2016, the date these financial statements were available to be issued, the WSLCB has not issued a license to AMBREW.

The Company recognized the sale of its brewery and micro-brewing operations as a discontinued operation, in accordance with ASU 2014-08, “Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity.”

Assets and Liabilities of Discontinued Operations

The following table provides the details of the assets and liabilities of our discontinued brewery and micro-brewing operations as of the Closing Date:

October 1, 2015
Assets of discontinued operations:
Current:
Accounts receivable	$62,588
Inventories	85,493
Prepaid expenses and other current assets	11,588
Noncurrent:
Property and equipment	869,118
Other assets	12,816
Total assets of discontinued operations	$1,041,603

Liabilities of discontinued operations:
Current:
Accounts payable	$18,907
Accrued expenses and other current liabilities	46,874
Current portion of notes payable and capital leases	93,953
Noncurrent:
Noncurrent portion of notes payable and capital leases	229,446
Total liabilities of discontinued operations	$389,180

Net assets sold	$652,423
Cash received	395,650
Loss on sale of discontinued operations	$256,773

Income and Expense of Discontinued Operations

The following table provides income and expense of discontinued operations for the nine months ended December 31, 2015 (Successor), the three months ended March 31, 2015 (Predecessor), and the year ended December 31, 2014 (Predecessor), respectively:

	Nine Months	Three Months	Year
	Ended	Ended	Ended
	December 31, 2015	March 31, 2015	December 31, 2014
	Successor	Predecessor	Predecessor

Revenue	$510,216	$-	$-
Less: Cost of Goods Sold	366,852	-	-
Gross Profit	143,364	-	-

Other expenses	7,660	-	-
Interest expense	9,550	-	-
Income from discontinued operations	$126,154	$-	$-